Earnings/(loss) per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings/(loss) per share
13. Earnings/(loss) per share
Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share give effect to all potentially dilutive securities. All of the Company’s shares (including non-vested
restricted stock issued under the Plan) participate equally in dividend distributions and in undistributed earnings.
The Company applies the
two-class
method of computing earnings per share (EPS) as the unvested share- based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested
restricted stock as well as undistributed earnings allocated to non-vested
stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class
method. The denominator of the basic earnings per common share excludes any non-vested
shares as such they are not considered outstanding until the time-based vesting restriction has elapsed.
For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested
restricted stock and undistributed earnings allocated to
non-vested
stock are not deducted from net income as reported since such calculation assumes non-vested
restricted stock is fully vested from the grant date.

The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2020	2021	2022
Numerator
Net income/(loss)	11,984,485	(35,123,208)	34,253,365
Less: Undistributed earnings allocated to non-vested shares	—	—	216,168

Net income/(loss) attributable to common shareholders, basic	11,984,485	(35,123,208)	34,037,197

Denominator
Weighted average number of shares outstanding, basic	38,357,893	37,858,437	37,961,560

Weighted average number of shares outstanding, diluted	38,357,893	37,858,437	37,961,673

Earnings/(Loss) per share, basic and diluted	0.31	(0.93)	0.90

Non-vested,
participating restricted common stock does not have a contractual obligation to share in the losses and was therefore, excluded from the basic loss per share calculations for the year ended December 31, 2021.
Non-vested,
participating restricted common stock was included in the basic earnings per share calculations for the years ended December 31, 2020 and 2022.
The Company excluded the dilutive effect of 171,872
non-vested
share awards and the 250,000 unexercised options to acquire common shares in calculating dilutive EPS for its common shares as of December 31, 2022, as they were anti-dilutive
.
The Company excluded the dilutive effect of 343,744
non-vested
share awards and the 250,000 unexercised options to acquire common shares in calculating dilutive EPS for its common shares as of December 31, 2021, as they were anti-dilutive (2020: nil).